UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914 - 7363
Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments.

MUZINICH CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS at March 31, 2017 (Unaudited)

Principal
Amount†		Value
CORPORATE BONDS: 78.9%

Automotive & Auto Parts: 1.0%
	General Motors Financial Co, Inc.
1,050,000	3.450%, 1/14/22	$1,059,832
	IHO Verwaltungs GmbH
EUR 175,000	3.750% Cash or 4.500% PIK, 9/15/26	190,098
	ZF North America Capital, Inc.
1,300,000	4.500%, 4/29/22 [1]	1,358,500
		2,608,430
Banking: 6.9%
	Akbank TAS
500,000	6.500%, 3/9/18	514,737
	Bank AO Via Alfa Bond Issuance PLC
1,100,000	5.000%, 11/27/18	1,137,351
	Ally Financial, Inc.
1,550,000	6.250%, 12/1/17	1,592,640
1,500,000	3.600%, 5/21/18	1,522,500
	Citigroup, Inc.
1,825,000	2.485%, 9/1/23 [2]	1,878,069
	Credit Suisse Group AG
1,175,000	7.500%, 12/29/49 [2]	1,276,116
	Global Bank Corp.
500,000	5.125%, 10/30/19	515,250
	Goldman Sachs Group, Inc.
2,650,000	2.209%, 11/15/21 [2]	2,681,771
	Itau Unibanco Holding S.A.
1,600,000	2.850%, 5/26/18	1,612,000
	JPMorgan Chase & Co.
1,860,000	2.273%, 10/24/23 [2]	1,904,341
	Morgan Stanley
4,025,000	2.443%, 10/24/23 [2]	4,113,606
		18,748,381
Broadcasting: 1.5%
	CBS Corp.
700,000	2.900%, 1/15/27	652,273
	Lions Gate Entertainment Corp.
1,125,000	5.875%, 11/1/24 [1]	1,172,812
	Sirius XM Radio, Inc.
2,275,000	5.250%, 8/15/22 [1]	2,360,313
		4,185,398

Building Materials: 1.0%
	Masco Corp.
1,025,000	3.500%, 4/1/21	1,048,175
	Standard Industries, Inc.
1,725,000	5.500%, 2/15/23 [1]	1,768,125
		2,816,300
Cable/Satellite TV: 7.3%
	Altice Financing S.A.
600,000	7.500%, 5/15/26 [1]	639,000
	Altice Finco S.A.
325,000	7.625%, 2/15/25 [1]	335,156
	Altice US Finance I Corp.
1,800,000	5.375%, 7/15/23 [1]	1,863,000
	CCO Holdings LLC / CCO Holdings Capital Corp.
1,900,000	5.250%, 3/15/21	1,953,437
2,100,000	5.125%, 5/1/23 [1]	2,168,250
1,350,000	5.750%, 2/15/26 [1]	1,420,875
	Cequel Communications Holdings I LLC / Cequel Capital Corp.
750,000	6.375%, 9/15/20 [1]	774,375
	Charter Communications Operating LLC/Charter Communications Operating Capital
1,360,000	4.908%, 7/23/25	1,439,461
2,225,000	5.375%, 5/1/47 [1]	2,243,416
	Cox Communications, Inc.
1,825,000	3.350%, 9/15/26 [1]	1,769,184
	CSC Holdings LLC
600,000	7.625%, 7/15/18	638,250
900,000	6.750%, 11/15/21	978,188
	DISH DBS Corp.
1,750,000	7.875%, 9/1/19	1,933,750
1,250,000	5.875%, 11/15/24	1,317,500
	Midcontinent Communications / Midcontinent Finance Corp.
325,000	6.875%, 8/15/23 [1]	347,344
		19,821,186
Capital Goods: 0.6%
	Roper Technologies, Inc.
1,550,000	2.800%, 12/15/21	1,553,416

Chemicals: 0.9%
	Blue Cube Spinco, Inc.
425,000	9.750%, 10/15/23	511,062
	OAO via Phosagro Bond Funding DAC
925,000	4.204%, 2/13/18	939,014
	PQ Corp.
1,000,000	6.750%, 11/15/22 [1]	1,067,500
		2,517,576
Consumer Products: 1.5%
	Newell Brands, Inc.
2,530,000	3.850%, 4/1/23	2,618,343
	Spectrum Brands, Inc.
1,250,000	6.625%, 11/15/22	1,323,437
		3,941,780

Containers: 2.5%
	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
2,500,000	6.000%, 2/15/25 [1]	2,534,375
	Graphic Packaging International, Inc.
250,000	4.750%, 4/15/21	261,875
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
1,600,000	5.750%, 10/15/20	1,648,016
675,000	5.125%, 7/15/23 [1]	694,406
	Silgan Holdings, Inc.
1,530,000	5.000%, 4/1/20	1,547,213
		6,685,885
Diversified Financial Services: 2.6%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
860,000	5.000%, 10/1/21	921,500
2,415,000	3.950%, 2/1/22	2,482,842
	Air Lease Corp.
1,000,000	3.000%, 9/15/23	978,629
	Discover Financial Services
950,000	4.100%, 2/9/27	952,232
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
500,000	5.250%, 3/15/22 [1]	505,000
	Lock A/S
EUR 525,000	7.000%, 8/15/21	591,576
	Pontis IV Ltd.
600,000	5.125%, 3/31/27	601,800
		7,033,579
Diversified Media: 1.9%
	Belo Corp.
1,050,000	7.250%, 9/15/27	1,118,250
	Clear Channel Worldwide Holdings, Inc.
700,000	6.500%, 11/15/22	714,000
	Lamar Media Corp.
1,550,000	5.375%, 1/15/24	1,608,125
	Match Group, Inc.
375,000	6.375%, 6/1/24	407,108
	TEGNA, Inc.
750,000	5.125%, 7/15/20	776,250
	Videotron Ltd.
675,000	5.125%, 4/15/27 [1]	675,000
		5,298,733
Energy: 15.2%
	Anadarko Petroleum Corp.
1,125,000	5.550%, 3/15/26	1,250,683
	Cheniere Corpus Christi Holdings LLC
1,175,000	7.000%, 6/30/24 [1]	1,299,844
	Delek & Avner Tamar Bond Ltd.
2,025,000	3.839%, 12/30/18 [1]	2,063,222
	Energy Transfer Partners LP
650,000	5.150%, 3/15/45	617,462
900,000	5.300%, 4/15/47	864,399

	Gazprom OAO Via Gaz Capital S.A.
1,350,000	8.146%, 4/11/18	1,430,668
1,000,000	5.999%, 1/23/21	1,082,308
GBP 420,000	4.250%, 4/6/24	529,385
	Gulf South Pipeline Co. LP
2,090,000	4.000%, 6/15/22	2,132,534
	Lukoil International Finance B.V.
920,000	6.656%, 6/7/22	1,038,206
	MOL Group Finance S.A.
1,100,000	6.250%, 9/26/19	1,193,467
	MPLX LP
948,000	4.500%, 7/15/23	987,237
	NGPL PipeCo LLC
1,000,000	7.119%, 12/15/17 [1]	1,032,500
	Petrobras Global Finance B.V.
1,450,000	4.875%, 3/17/20	1,490,745
350,000	6.125%, 1/17/22	368,200
	Petroleos Mexicanos
630,000	4.875%, 1/24/22	649,656
1,600,000	4.770%, 3/11/22 [2]	1,722,000
	Pioneer Natural Resources Co.
1,075,000	3.450%, 1/15/21	1,101,403
	Sabine Pass Liquefaction LLC
750,000	5.625%, 2/1/21	808,751
2,750,000	5.625%, 4/15/23	2,987,176
2,750,000	5.875%, 6/30/26 [1]	3,037,353
2,050,000	5.000%, 3/15/27 [1]	2,147,143
	Sinopec Group Overseas Development 2016 Ltd.
925,000	2.750%, 5/3/21	919,168
	Southern Star Central Corp.
4,025,000	5.125%, 7/15/22 [1]	4,055,187
	Sunoco Logistics Partners Operations LP
1,000,000	5.350%, 5/15/45	979,042
	Sunoco LP / Sunoco Finance Corp.
1,250,000	6.375%, 4/1/23	1,275,000
	Tengizchevroil Finance Co. International Ltd.
775,000	4.000%, 8/15/26	744,550
	Tesoro Logistics LP / Tesoro Logistics Finance Corp.
800,000	6.250%, 10/15/22	849,000
	Williams Cos., Inc.
2,475,000	4.550%, 6/24/24	2,505,937
		41,162,226
Food & Drug Retail: 0.5%
	Walgreens Boots Alliance, Inc.
1,475,000	3.100%, 6/1/23	1,475,013

Food/Beverage/Tobacco: 2.7%
	Constellation Brands, Inc.
1,200,000	4.250%, 5/1/23	1,267,190
	Grupo Bimbo S.A.B. de CV
1,300,000	3.875%, 6/27/24	1,308,840

	JBS Investments GmbH
1,045,000	7.750%, 10/28/20	1,099,863
	Mead Johnson Nutrition Co.
1,170,000	3.000%, 11/15/20	1,193,635
	Minerva Luxembourg S.A.
475,000	6.500%, 9/20/26	465,918
	Post Holdings, Inc.
1,825,000	6.000%, 12/15/22 [1]	1,927,656
		7,263,102
Healthcare: 3.6%
	Centene Corp.
2,450,000	6.125%, 2/15/24	2,636,812
	CHS / Community Health Systems, Inc.
700,000	6.250%, 3/31/23	714,875
	Fresenius Medical Care U.S. Finance II, Inc.
1,025,000	4.125%, 10/15/20 [1]	1,041,400
	HCA, Inc.
1,500,000	4.250%, 10/15/19	1,556,250
	Molina Healthcare, Inc.
900,000	5.375%, 11/15/22	937,683
	MPH Acquisition Holdings LLC
1,175,000	7.125%, 6/1/24 [1]	1,266,209
	Valeant Pharmaceuticals International, Inc.
350,000	6.500%, 3/15/22 [1]	360,938
600,000	7.000%, 3/15/24 [1]	617,250
	WellCare Health Plans, Inc.
750,000	5.750%, 11/15/20	771,825
		9,903,242
Homebuilders/Real Estate: 1.1%
	Aeropuertos Dominicanos Siglo XXI S.A.
599,000	6.750%, 3/30/29	627,327
	Immobiliare Grande Distribuzione SIIQ SpA
EUR 629,000	2.500%, 5/31/21	691,517
	JAFZ Sukuk 2019 Ltd.
1,100,000	7.000%, 6/19/19	1,205,086
	Realogy Group LLC / Realogy Co-Issuer Corp.
525,000	5.250%, 12/1/21 [1]	548,625
		3,072,555
Insurance: 0.5%
	Fukoku Mutual Life Insurance Co.
1,120,000	6.500%, 9/19/49 [2]	1,254,143

Metals/Mining: 4.0%
	Freeport-McMoRan, Inc.
575,000	2.300%, 11/14/17	573,563
750,000	2.375%, 3/15/18	747,187
500,000	3.100%, 3/15/20	493,700
	Hudbay Minerals, Inc.
75,000	7.250%, 1/15/23 [1]	79,875
125,000	7.625%, 1/15/25 [1]	136,250
	Lundin Mining Corp.
367,000	7.875%, 11/1/22 [1]	403,241

	Teck Resources Ltd.
2,650,000	4.500%, 1/15/21	2,742,750
	Vale Overseas Ltd.
660,000	5.625%, 9/15/19	702,075
1,750,000	5.875%, 6/10/21	1,879,710
1,100,000	5.875%, 6/10/21	1,181,532
	Vedanta Resources PLC
600,000	6.375%, 7/30/22	604,500
	Votorantim S.A.
1,123,000	6.625%, 9/25/19	1,204,418
		10,748,801
Paper: 0.8%
	Fibria Overseas Finance Ltd.
1,000,000	5.250%, 5/12/24	1,035,200
275,000	5.500%, 1/17/27	275,935
	Inversiones CMPC S.A.
800,000	6.125%, 11/5/19 [1]	869,527
		2,180,662
Railroads: 0.3%
	RZD Capital PLC
850,000	5.739%, 4/3/17	850,000

Restaurants: 1.1%
	New Red Finance, Inc.
850,000	4.625%, 1/15/22 [1]	872,313
2,025,000	6.000%, 4/1/22 [1]	2,106,000
		2,978,313
Services: 0.2%
	Mobile Mini, Inc.
400,000	5.875%, 7/1/24	414,000

Steel: 2.2%
	AK Steel Corp.
650,000	7.625%, 10/1/21	681,687
	ArcelorMittal
1,234,000	6.125%, 6/1/18	1,289,530
	Steel Capital S.A.
960,000	6.700%, 10/25/17	985,173
1,200,000	3.850%, 8/27/21	1,203,720
	Steel Dynamics, Inc.
1,150,000	5.125%, 10/1/21	1,191,688
	TMK OAO Via TMK Capital S.A.
500,000	6.750%, 4/3/20	532,750
		5,884,548

Super Retail: 2.1%
	Advance Auto Parts, Inc.
1,200,000	4.500%, 12/1/23	1,265,012
	Dollar General Corp.
600,000	3.250%, 4/15/23	600,700
	Dollar Tree, Inc.
1,000,000	5.250%, 3/1/20	1,031,450
2,600,000	5.750%, 3/1/23	2,782,000
		5,679,162
Technology: 3.5%
	Amphenol Corp.
775,000	2.200%, 4/1/20	775,070
	Baidu, Inc.
1,095,000	2.750%, 6/9/19	1,109,316
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
2,550,000	3.000%, 1/15/22 [1]	2,549,569
	Nuance Communications, Inc.
1,300,000	5.625%, 12/15/26 [1]	1,332,500
	NXP B.V. / NXP Funding LLC
3,700,000	3.875%, 9/1/22 [1]	3,792,500
		9,558,955
Telecommunications: 10.7%
	America Movil S.A.B. de CV
850,000	3.125%, 7/16/22	858,490
	American Tower Corp.
775,000	3.375%, 10/15/26	740,400
	Arqiva Broadcast Finance PLC
GBP 650,000	9.500%, 3/31/20	882,384
	AT&T, Inc.
925,000	4.750%, 5/15/46	866,395
	Bulgarian Telecommunication Co. EAD
EUR 375,000	6.625%, 11/15/18	406,972
	Crown Castle International Corp.
850,000	3.400%, 2/15/21	865,389
1,375,000	4.450%, 2/15/26	1,432,952
	HPHT Finance 15 Ltd.
1,000,000	2.875%, 3/17/20	1,004,851
	KT Corp.
700,000	2.500%, 7/18/26	659,156
	SBA Communications Corp.
1,750,000	4.875%, 7/15/22	1,780,625
	Sprint Communications, Inc.
750,000	9.000%, 11/15/18 [1]	818,438
925,000	7.000%, 8/15/20	995,531
	Sprint Corp.
1,550,000	7.875%, 9/15/23	1,720,500
1,450,000	7.625%, 2/15/25	1,587,750
	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3,485,000	3.360%, 9/20/21 [1]	3,485,000

	Telefonica Europe B.V.
GBP 700,000	6.750%, 11/26/50 [2]	945,625
	Telesat Canada / Telesat LLC
575,000	8.875%, 11/15/24 [1]	631,063
	T-Mobile USA, Inc.
1,500,000	6.836%, 4/28/23	1,608,750
2,300,000	6.500%, 1/15/26	2,524,250
	Verizon Communications, Inc.
725,000	2.625%, 8/15/26	663,379
1,675,000	4.125%, 3/16/27	1,706,839
1,125,000	5.500%, 3/16/47	1,183,583
	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
750,000	9.125%, 4/30/18	803,964
	XPO Logistics, Inc.
975,000	6.125%, 9/1/23 [1]	1,017,656
		29,189,942
Utilities: 2.7%
	Enel SpA
GBP 1,750,000	7.750%, 9/10/75 [2]	2,441,339
	Indiantown Cogeneration LP
701,977	9.770%, 12/15/20	758,475
	Israel Electric Corp. Ltd.
1,950,000	5.625%, 6/21/18	2,029,950
	Majapahit Holding B.V.
450,000	7.250%, 6/28/17	455,850
	NSG Holdings LLC / NSG Holdings, Inc.
85,836	7.750%, 12/15/25 [1]	92,704
	Pattern Energy Group, Inc.
500,000	5.875%, 2/1/24 [1]	508,750
	RWE AG
GBP 800,000	7.000%, 3/20/49 [2]	1,062,629
		7,349,697
TOTAL CORPORATE BONDS
(Cost $212,382,258)		214,175,025

BANK LOANS: 13.9%
Broadcasting: 0.4%
	Lions Gate Entertainment Corp.
500,000	3.982%, 12/8/23 [2,3]	503,750
	Mission Broadcasting, Inc.
60,700	3.943%, 1/17/24 [2,3]	61,307
	Nexstar Broadcasting, Inc.
646,623	3.943%, 1/17/24 [2,3]	653,089
		1,218,146
Building Materials: 0.5%
	HD Supply, Inc.
1,243,750	3.897%, 10/17/23 [2,3]	1,253,856

Cable/Satellite TV: 0.9%
	Midcontinent Communications
1,321,688	3.334%, 12/31/23 [2,3]	1,339,861
	Ziggo Holding B.V.
1,025,000	3.412%, 4/15/25 [2,3]	1,025,476
		2,365,337
Capital Goods: 0.9%
	Columbus McKinnon Corp.
2,429,775	4.147%, 1/31/24 [2,3]	2,453,320

Consumer Products: 1.1%
	Revlon Consumer Products Corp.
995,000	4.482%, 9/7/23 [2,3]	996,523
	Spectrum Brands, Inc.
2,084,480	3.509%, 6/23/22 [2,3]	2,101,249
		3,097,772
Containers: 1.0%
	Berry Plastics Group, Inc.
2,235,503	3.482%, 10/1/22 [2,3]	2,252,504
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
497,503	3.982%, 2/3/23 [2,3]	500,018
		2,752,522
Food/Beverage/Tobacco: 1.1%
	Chobani, LLC
1,097,250	5.250%, 10/10/23 [2,3]	1,109,594
	Pinnacle Foods Finance LLC
1,925,674	2.811%, 2/2/24 [2,3]	1,936,284
		3,045,878
Healthcare: 2.0%
	Change Healthcare Holdings, Inc.
1,475,000	3.750%, 3/1/24 [2,3]	1,479,152
	Envision Healthcare Corp.
773,063	4.150%, 12/1/23 [2,3]	780,793
	Examworks Group, Inc.
567,154	4.250%, 7/27/23 [2,3]	571,410
	Grifols Worldwide Operations USA, Inc.
2,525,000	3.194%, 1/31/25 [2,3,4,5]	2,532,146
		5,363,501
Hotels: 0.5%
	Hilton Worldwide Finance LLC
1,312,500	2.982%, 10/25/23 [2,3]	1,324,208

Restaurants: 0.6%
	B.C. Unlimited Liability Company
748,440	3.250%, 2/16/24 2.3.4.5	750,000
	Landry’s, Inc.
370,385	4.039%, 10/4/23 [2,3]	373,988
	Yum! Brands, Inc.
522,375	2.978%, 6/16/23 [2,3]	525,695
		1,649,683

Services: 0.8%
	Gartner, Inc.
225,000	2.000%, 4/5/24 [2,3,4,5]	227,109
	Global Payments, Inc.
1,990,000	3.482%, 4/21/23 [2,3]	2,005,552
		2,232,661
Super Retail: 0.9%
	BJ’s Wholesale Club, Inc.
2,550,000	4.750%, 2/2/24 [2,3,4,5]	2,497,177

Technology: 1.4%
	Dell International LLC
1,995,000	3.490%, 9/7/23 [2,3]	2,005,703
	Seahawk Holdings Co., Inc.
1,660,774	7.000%, 10/31/22 [2,3]	1,687,762
		3,693,465
Telecommunications: 1.2%
	Sprint Communications, Inc.
2,500,000	3.500%, 2/2/24 [2,3]	2,502,687
	Zayo Group LLC
765,000	3.500%, 1/19/24 [2,3]	769,728
		3,272,415
Utilities: 0.6%
	Dayton Power & Light Co.
673,313	4.000%, 8/22/22 [2,3]	679,625
	Lightstone Generation LLC TLB
939,645	5.539%, 1/30/24 [2,3]	946,810
	Lightstone Generation LLC TLC
58,000	5.539%, 1/30/24 [2,3]	58,442
		1,684,877
TOTAL BANK LOANS
(Cost $37,756,211)		37,904,818

SHORT-TERM INVESTMENTS: 1.5%
4,000,000	United States Treasury Bill , 0.710%, 4/20/17 [6]	3,998,636
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,998,501)		3,998,636
TOTAL INVESTMENTS IN SECURITIES: 94.3%
(Cost $254,136,970)		256,078,479
Other Assets in Excess of Liabilities: 5.7%		15,453,304
TOTAL NET ASSETS: 100.0%		$271,531,783

†	In U.S. Dollars unless otherwise indicated.
EUR	Euro
GBP	Great Britain Pound
PIK	Payment-in-Kind
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At March 31, 2017 the value of these securities amounted to $61,789,344 or 22.8% of net assets.

[2]	Variable rate security; rate shown is the rate in effect on March 31, 2017.
[3]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium.  All loans carry a variable rate of interest.  These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate.  Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly.  Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election.  The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[4]	All or portion of the loan is unfunded.
[5]	Denotes investments purchased on a when-issued or delayed delivery basis.
[6]	Coupon represents the yield to maturity from the purchase price.

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows+:

Cost of investments		$254,136,970
Gross unrealized appreciation		3,246,327
Gross unrealized depreciation		(1,304,818)
Net unrealized appreciation		$1,941,509

+Because tax adjustments are calculated annually at the end of the Muzinich Credit Opportunity Fund’s (the “Fund”) fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Fund has adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting by enabling investors to understand how and why the Fund uses forward contracts (a type of derivative), how they are accounted for, and how they affect an entity’s results of operations and financial position. The Fund may use derivatives in various ways.  The Fund may, but is not required to, use derivatives for risk management purposes or as part of its investment strategies.  Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index.  The Fund may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

The Fund’s average notional value of forward foreign currency contracts outstanding during the three months ended March 31, 2017 was $14,171,793.
The average notional amount is calculated by the dollar value of open contracts at the end of the previous fiscal year and at each quarter end in the current fiscal year.  The notional amount for forward foreign currency exchange contracts is calculated based on the currency being sold converted to U.S. dollars at each of the time periods noted above.  The table below shows the effects of derivative instruments on the financial statements.

The Fund had an average of 2 forward foreign currency exchange contracts open during the three months ended March 31, 2017. The table below lists the contracts outstanding as of March 31, 2017.

Schedule of Forward Foreign Currency Exchange Contracts at March 31, 2017 (Unaudited)

Unrealized
	Settlement	Currency	U.S. Dollar Value at	Currency	U.S. Dollar Value at	Appreciation
Counterparty	Date	to be Delivered	March 31, 2017	to be Received	March 31, 2017	(Depreciation)
BANK OF NEW YORK	6/12/17	EUR 3,700,000	$ 3,961,089	$ 3,962,940	$ 3,962,940	$ 1,851

BANK OF NEW YORK	6/12/17	GBP 4,700,000	5,899,115	5,759,244	5,759,244	(139,871)

			$ 9,860,204	$ 9,722,184	$ 9,722,184	$ (138,020)

Schedule of Credit Default Swap Contracts at March 31, 2017 (Unaudited)
						Unrealized
Buy Protection[1]		Interest Rate	Expiration	Notional	Premiums Paid	Appreciation
Reference Entity	Counterparty	Received (Paid)	Date	Amount	(Received)	(Depreciation)
Markit CDX.NA.HY.27 12/21	Barclays	(5.000)%	12/20/2021	13,860,000	998,309	$ (86,970)
						$ (86,970)

[1] Buy-Fund pays premium and buys credit protection.  If a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligaion or underlying securities comprising the referenced index.

Schedule of Futures Contracts at March 31, 2017 (Unaudited)
						Unrealized
		Number of		Notional		Appreciation
Short Futures Outstanding	Counterparty	Contracts		Amount		(Depreciation)
US 10 Year Note (6/17)	Morgan Stanley	60		(7,459,507)		$ (14,243)

Summary of Fair Value Exposure at March 31, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017. See the Schedule of Investments for the industry breakout.

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$–	$214,175,025	$–	$214,175,025
Bank Loans	–	37,904,818	–	37,904,818
Short-Term Investments	3,998,636	–	–	3,998,636
Total Assets	$3,998,636	$252,079,843	$–	$256,078,479

Liabilities:
Forward Foreign Currency Exchange Contracts	$–	$138,020	$–	$138,020
Credit Default Swaps	–	86,970	–	86,970
Future Contracts	14,243	–	–	14,243
Total Liabilities	$14,243	$224,990	$–	$239,233

Fair values of derivative instruments as of March 31, 2017 (Unaudited)

	Asset Derivatives as of March 31, 2017		Liability Derivatives as of March 31, 2017

Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Forward Foreign Currency Exchange Contracts	Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$ 1,851	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$ (139,871)
Credit Default Swaps	None	-	Unrealized Depreciation on Credit Default Swaps	(86,970)
Futures Contracts	None	-	Unrealized Depreciation on Futures Contracts	(14,243)

		$ 1,851		$ (241,084)

The Fund is subject to various netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of March 31, 2017:

Description	Gross Amounts	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts Presented in the Statements of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged (Received)	Net Amount
Assets
Forward foreign currency contracts	$1,851	$-	$1,851	$-	$-	$1,851
Liabilities
Forward foreign currency contracts	(139,871)	-	(139,871)	-	-	(139,871)
Credit default swaps	(86,970)	-	(86,970)	-	-	(86,970)
Futures contracts	(14,243)	-	(14,243)	-	-	(14,243)
Total	$(239,233)	$-	$(239,233)	$-	$-	$(239,233)

MUZINICH U.S. HIGH YIELD CORPORATE BOND FUND

SCHEDULE OF INVESTMENTS at March 31, 2017 (Unaudited)

Principal
Amount		Value
CORPORATE BONDS: 92.0%
Aerospace/Defense: 1.4%
	Bombardier, Inc.
$300,000	8.750%, 12/1/21 [1]	$329,250
200,000	7.500%, 3/15/25 [1]	205,500
	Meccanica Holdings USA, Inc.
300,000	7.375%, 7/15/39 [1]	342,000
100,000	6.250%, 1/15/40 [1]	106,250
	TransDigm, Inc.
175,000	6.500%, 7/15/24	177,844
		1,160,844
Airlines: 0.6%
	American Airlines Group, Inc.
525,000	5.500%, 10/1/19 [1]	548,625

Automotive & Auto Parts: 4.1%
	Allison Transmission, Inc.
300,000	5.000%, 10/1/24 [1]	303,750
	American Axle & Manufacturing, Inc.
100,000	6.625%, 10/15/22	103,500
175,000	6.250%, 4/1/25 [1]	175,656
150,000	6.500%, 4/1/27 [1]	149,906
	Cooper-Standard Automotive, Inc.
275,000	5.625%, 11/15/26 [1]	275,687
	Dana Financing Luxembourg Sarl
400,000	6.500%, 6/1/26 [1]	418,000
	Dana, Inc.
100,000	5.500%, 12/15/24	101,750
	Fiat Chrysler Automobiles NV
600,000	5.250%, 4/15/23	620,100
	Gates Global LLC / Gates Global Co.
300,000	6.000%, 7/15/22 [1]	306,750
	Goodyear Tire & Rubber Co.
200,000	5.000%, 5/31/26	205,500
	Meritor, Inc.
325,000	6.250%, 2/15/24	334,750
	TI Group Automotive Systems LLC
175,000	8.750%, 7/15/23 [1]	186,520
	ZF North America Capital, Inc.
300,000	4.750%, 4/29/25 [1]	311,625
		3,493,494
Banking: 1.5%
	Ally Financial, Inc.
500,000	8.000%, 3/15/20	562,500
575,000	8.000%, 11/1/31	685,688
		1,248,188

Broadcasting: 4.0%
	Gray Television, Inc.
625,000	5.875%, 7/15/26 [1]	637,500
	Lions Gate Entertainment Corp.
250,000	5.875%, 11/1/24 [1]	260,625
	Netflix, Inc.
375,000	5.500%, 2/15/22	400,312
	Nexstar Broadcasting Group Inc.
25,000	6.125%, 2/15/22 [1]	26,125
475,000	5.625%, 8/1/24 [1]	483,313
	Sinclair Television Group, Inc.
575,000	5.625%, 8/1/24 [1]	583,625
25,000	5.125%, 2/15/27 [1]	24,250
	Sirius XM Radio, Inc.
575,000	6.000%, 7/15/24 [1]	617,406
	Tribune Media Co.
375,000	5.875%, 7/15/22	392,813
		3,425,969
Building Materials: 1.6%
	Brand Energy & Infrastructure Services, Inc.
400,000	8.500%, 12/1/21 [1]	423,000
	Standard Industries, Inc.
200,000	5.500%, 2/15/23 [1]	205,000
675,000	5.375%, 11/15/24 [1]	687,231
		1,315,231
Cable/Satellite TV: 9.1%
	Altice Financing S.A.
600,000	6.625%, 2/15/23 [1]	626,100
	Altice Finco S.A.
200,000	7.625%, 2/15/25 [1]	206,250
	Altice US Finance I Corp.
600,000	5.375%, 7/15/23 [1]	621,000
	Block Communications, Inc.
150,000	6.875%, 2/15/25 [1]	159,375
	CCO Holdings LLC / CCO Holdings Capital Corp.
650,000	5.125%, 2/15/23	669,500
250,000	5.500%, 5/1/26 [1]	259,375
150,000	5.125%, 5/1/27 [1]	151,125
100,000	5.875%, 5/1/27 [1]	105,250
	Cequel Communications Holdings I LLC / Cequel Capital Corp.
100,000	6.375%, 9/15/20 [1]	103,250
	CSC Holdings LLC
750,000	6.750%, 11/15/21	815,156
700,000	10.125%, 1/15/23 [1]	813,750
	DISH DBS Corp.
450,000	7.875%, 9/1/19	497,250
200,000	5.875%, 11/15/24	210,800
	Midcontinent Communications / Midcontinent Finance Corp.
450,000	6.875%, 8/15/23 [1]	480,938
	Radiate Holdco LLC / Radiate Finance, Inc.
200,000	6.625%, 2/15/25 [1]	197,875

	SFR Group S.A.
250,000	6.000%, 5/15/22 [1]	260,000
475,000	6.250%, 5/15/24 [1]	479,750
	UPCB Finance IV Ltd.
525,000	5.375%, 1/15/25 [1]	530,906
	Virgin Media Finance PLC
525,000	6.375%, 4/15/23 [1]	549,938
		7,737,588
Capital Goods: 1.3%
	Anixter, Inc.
200,000	5.125%, 10/1/21	209,500
	ATS Automation Tooling Systems, Inc.
25,000	6.500%, 6/15/23 [1]	26,187
	BCD Acquisition, Inc.
200,000	9.625%, 9/15/23 [1]	217,000
	Cloud Crane LLC
250,000	10.125%, 8/1/24 [1]	267,500
	Griffon Corp.
400,000	5.250%, 3/1/22	401,500
		1,121,687
Chemicals: 3.3%
	A. Schulman, Inc.
225,000	6.875%, 6/1/23	234,563
	Blue Cube Spinco, Inc.
275,000	10.000%, 10/15/25	333,437
	Consolidated Energy Finance S.A.
400,000	6.750%, 10/15/19 [1]	405,000
	CVR Partners LP / CVR Nitrogen Finance Corp.
175,000	9.250%, 6/15/23 [1]	180,250
	Koppers, Inc.
225,000	6.000%, 2/15/25 [1]	232,875
	Platform Specialty Products Corp.
375,000	10.375%, 5/1/21 [1]	418,125
	PolyOne Corp.
200,000	5.250%, 3/15/23	202,500
	Tronox Finance LLC
375,000	7.500%, 3/15/22 [1]	390,000
	Univar USA, Inc.
400,000	6.750%, 7/15/23 [1]	417,000
		2,813,750
Consumer Products: 0.2%
	American Greetings Corp.
150,000	7.875%, 2/15/25 [1]	158,250
	Spectrum Brands, Inc.
50,000	6.625%, 11/15/22	52,938
		211,188

Containers: 2.2%
	Ball Corp.
400,000	4.000%, 11/15/23	402,000
	Berry Plastics Corp.
125,000	6.000%, 10/15/22	132,656
	Crown Americas LLC / Cap Corp. IV
200,000	4.500%, 1/15/23	205,000
	Flex Acquisition Co., Inc.
50,000	6.875%, 1/15/25 [1]	51,174
	Owens-Brockway Glass Container, Inc.
250,000	5.875%, 8/15/23 [1]	265,000
50,000	5.375%, 1/15/25 [1]	50,937
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
150,000	5.750%, 10/15/20	154,501
225,000	5.125%, 7/15/23 [1]	231,469
	Sealed Air Corp.
325,000	6.875%, 7/15/33 [1]	355,063
		1,847,800
Diversified Financial Services: 1.6%
	Alliance Data Systems Corp.
150,000	5.375%, 8/1/22 [1]	151,875
	Fly Leasing Ltd.
400,000	6.375%, 10/15/21	413,000
	Icahn Enterprises LP / Icahn Enterprises Finance Corp.
25,000	6.000%, 8/1/20	26,000
150,000	6.250%, 2/1/22 [1]	152,625
300,000	6.750%, 2/1/24 [1]	310,125
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
150,000	5.250%, 3/15/22 [1]	151,500
	Park Aerospace Holdings Ltd.
75,000	5.250%, 8/15/22 [1]	78,281
75,000	5.500%, 2/15/24 [1]	78,188
		1,361,594
Diversified Media: 1.6%
	Belo Corp.
50,000	7.750%, 6/1/27	54,375
50,000	7.250%, 9/15/27	53,250
	Cable One, Inc.
200,000	5.750%, 6/15/22 [1]	208,500
	Clear Channel Worldwide Holdings, Inc.
275,000	7.625%, 3/15/20	278,094
350,000	6.500%, 11/15/22	365,750
	IAC / InterActiveCorp
22,000	4.875%, 11/30/18	22,313
	Outfront Media Capital LLC / Outfront Media Capital Corp.
200,000	5.875%, 3/15/25	210,250
	Videotron Ltd.
175,000	5.125%, 4/15/27 [1]	175,000
		1,367,532

Energy: 12.0%
	Alta Mesa Holdings LP / Alta Mesa Finance Services Corp.
50,000	7.875%, 12/15/24 [1]	52,375
	AmeriGas Partners LP / AmeriGas Finance Corp.
150,000	5.625%, 5/20/24	151,500
125,000	5.500%, 5/20/25	124,687
200,000	5.875%, 8/20/26	200,000
75,000	5.750%, 5/20/27	74,419
	Antero Resources Corp.
200,000	5.125%, 12/1/22	203,625
	Archrock Partners LP / Archrock Partners Finance Corp.
350,000	6.000%, 4/1/21	349,125
	Baytex Energy Corp.
75,000	5.125%, 6/1/21 [1]	68,062
	Callon Petroleum Co.
200,000	6.125%, 10/1/24 [1]	209,000
	Carrizo Oil & Gas, Inc.
200,000	6.250%, 4/15/23	201,500
	Cheniere Corpus Christi Holdings LLC
250,000	7.000%, 6/30/24 [1]	276,562
	Chesapeake Energy Corp.
400,000	8.000%, 1/15/25 [1]	401,500
	Continental Resources, Inc.
450,000	3.800%, 6/1/24	420,750
125,000	4.900%, 6/1/44	108,125
	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
200,000	6.250%, 4/1/23	208,500
	Forum Energy Technologies, Inc.
200,000	6.250%, 10/1/21	198,000
	Genesis Energy LP / Genesis Energy Finance Corp.
250,000	6.000%, 5/15/23	252,500
	Gulfport Energy Corp.
200,000	6.000%, 10/15/24 [1]	195,000
100,000	6.375%, 5/15/25 [1]	98,625
	Hilcorp Energy I LP / Hilcorp Finance Co.
25,000	5.000%, 12/1/24 [1]	23,562
125,000	5.750%, 10/1/25 [1]	121,250
	Laredo Petroleum, Inc.
350,000	5.625%, 1/15/22	350,875
	Matador Resources Co.
200,000	6.875%, 4/15/23	210,000
	MEG Energy Corp.
200,000	6.500%, 1/15/25 [1]	200,750
	Murphy Oil Corp.
150,000	4.700%, 12/1/22	146,250
25,000	6.875%, 8/15/24	26,562
	Murphy Oil USA, Inc.
125,000	6.000%, 8/15/23	131,562
	Newfield Exploration Co.
600,000	5.625%, 7/1/24	635,250
100,000	5.375%, 1/1/26	104,940

	NGL Energy Partners LP / NGL Energy Finance Corp.
75,000	7.500%, 11/1/23 [1]	77,813
200,000	6.125%, 3/1/25 [1]	195,000
	Oasis Petroleum, Inc.
275,000	6.500%, 11/1/21	277,063
200,000	6.875%, 3/15/22	206,000
	Precision Drilling Corp.
75,000	6.500%, 12/15/21	75,204
	QEP Resources, Inc.
325,000	6.875%, 3/1/21	346,938
	Range Resources Corp.
200,000	5.000%, 8/15/22 [1]	199,000
	Rice Energy, Inc.
200,000	6.250%, 5/1/22	207,000
	Rowan Cos., Inc.
250,000	4.875%, 6/1/22	240,000
	RSP Permian, Inc.
25,000	5.250%, 1/15/25 [1]	25,313
	Sabine Pass Liquefaction LLC
225,000	5.875%, 6/30/26 [1]	248,511
50,000	5.000%, 3/15/27 [1]	52,369
	Southwestern Energy Co.
150,000	4.100%, 3/15/22	141,000
100,000	6.700%, 1/23/25	99,000
	Suburban Propane Partners LP / Suburban Energy Finance Corp.
75,000	5.875%, 3/1/27	74,250
	Sunoco LP / Sunoco Finance Corp.
325,000	6.375%, 4/1/23	331,500
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
425,000	4.250%, 11/15/23	417,563
175,000	5.125%, 2/1/25 [1]	180,906
	Tesoro Logistics LP / Tesoro Logistics Finance Corp.
150,000	6.125%, 10/15/21	157,312
275,000	6.250%, 10/15/22	291,844
	Weatherford International Ltd.
150,000	4.500%, 4/15/22	144,375
25,000	6.500%, 8/1/36	23,750
	WPX Energy, Inc.
425,000	6.000%, 1/15/22	434,563
		10,191,130
Entertainment/Film: 0.6%
	Regal Entertainment Group
500,000	5.750%, 3/15/22	523,125

Food & Drug Retail: 0.5%
	Albertsons Cos. LLC / Safeway Inc.
175,000	5.750%, 3/15/25 [1]	170,187
	Rite Aid Corp.
225,000	6.125%, 4/1/23 [1]	223,875
		394,062

Food/Beverage/Tobacco: 2.7%
	AdvancePierre Foods Holdings, Inc.
200,000	5.500%, 12/15/24 [1]	202,750
	Aramark Services, Inc.
625,000	5.125%, 1/15/24	657,031
	Lamb Weston Holdings, Inc.
400,000	4.625%, 11/1/24 [1]	409,000
	Post Holdings, Inc.
400,000	6.000%, 12/15/22 [1]	422,500
200,000	7.750%, 3/15/24 [1]	221,542
200,000	5.500%, 3/1/25 [1]	202,000
	Vector Group Ltd.
200,000	6.125%, 2/1/25 [1]	204,750
		2,319,573
Gaming: 0.7%
	GLP Capital LP / GLP Financing II, Inc.
375,000	5.375%, 11/1/23	399,375
50,000	5.375%, 4/15/26	51,750
	Scientific Games International, Inc.
150,000	7.000%, 1/1/22 [1]	160,500
		611,625
Healthcare: 9.0%
	AMN Healthcare, Inc.
25,000	5.125%, 10/1/24 [1]	25,312
	Centene Corp.
25,000	5.625%, 2/15/21	26,227
600,000	6.125%, 2/15/24	645,750
	CHS / Community Health Systems, Inc.
125,000	8.000%, 11/15/19	123,125
125,000	5.125%, 8/1/21	124,062
275,000	6.250%, 3/31/23	280,844
	DaVita, Inc.
50,000	5.750%, 8/15/22	51,937
	Endo Finance LLC / Endo Finco, Inc.
725,000	5.375%, 1/15/23 [1]	629,387
	Fresenius Medical Care U. S. Finance II, Inc.
50,000	4.125%, 10/15/20 [1]	50,800
	HCA Holdings, Inc.
575,000	6.250%, 2/15/21	622,078
	HCA, Inc.
75,000	6.500%, 2/15/20	82,266
600,000	5.875%, 2/15/26	634,500
	HealthSouth Corp.
400,000	5.125%, 3/15/23	402,000
	Kindred Healthcare, Inc.
150,000	8.750%, 1/15/23	150,938
	LifePoint Health, Inc.
600,000	5.875%, 12/1/23	619,500
25,000	5.375%, 5/1/24 [1]	25,488
	Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC
600,000	5.750%, 8/1/22 [1]	594,300

	Molina Healthcare, Inc.
400,000	5.375%, 11/15/22	416,748
	MPT Operating Partnership LP / MPT Finance Corp.
200,000	6.375%, 3/1/24	216,000
25,000	5.250%, 8/1/26	24,750
	Tenet Healthcare Corp.
550,000	6.000%, 10/1/20	583,000
	Universal Health Services, Inc.
25,000	5.000%, 6/1/26 [1]	25,813
	Valeant Pharmaceuticals International, Inc.
600,000	6.375%, 10/15/20 [1]	546,000
50,000	6.500%, 3/15/22 [1]	51,562
150,000	7.000%, 3/15/24 [1]	154,313
675,000	6.125%, 4/15/25 [1]	522,281
	WellCare Health Plans, Inc.
25,000	5.750%, 11/15/20	25,728
		7,654,709
Homebuilders/Real Estate: 0.9%
	Care Capital Properties LP
25,000	5.125%, 8/15/26	24,775
	DuPont Fabros Technology LP
200,000	5.625%, 6/15/23	208,500
	Lennar Corp.
50,000	4.750%, 4/1/21	52,375
200,000	4.875%, 12/15/23	205,500
	Realogy Group LLC / Realogy Co-Issuer Corp.
25,000	5.250%, 12/1/21 [1]	26,125
	Sabra Health Care LP / Sabra Capital Corp.
25,000	5.500%, 2/1/21	25,813
	Starwood Property Trust, Inc.
175,000	5.000%, 12/15/21 [1]	182,000
		725,088
Leisure: 1.0%
	NCL Corp. Ltd.
325,000	4.625%, 11/15/20 [1]	333,531
	Silversea Cruise Finance Ltd.
125,000	7.250%, 2/1/25 [1]	131,875
	Six Flags Entertainment Corp.
75,000	5.250%, 1/15/21 [1]	77,134
	Viking Cruises Ltd.
325,000	6.250%, 5/15/25 [1]	312,000
		854,540

Metals/Mining: 6.0%
	Aleris International, Inc.
100,000	7.875%, 11/1/20	99,250
275,000	9.500%, 4/1/21 [1]	297,000
	Arconic, Inc.
150,000	6.150%, 8/15/20	162,750
175,000	5.125%, 10/1/24	181,650
100,000	5.950%, 2/1/37	100,250
	Barminco Finance Pty. Ltd.
175,000	9.000%, 6/1/18 [1]	184,625
	Cliffs Natural Resources, Inc.
400,000	5.750%, 3/1/25 [1]	390,000
	First Quantum Minerals Ltd.
400,000	7.250%, 5/15/22 [1]	414,500
	Freeport-McMoRan, Inc.
275,000	5.450%, 3/15/43	234,094
	Grinding Media, Inc. / MC Grinding Media Canada, Inc.
325,000	7.375%, 12/15/23 [1]	342,062
	Hudbay Minerals, Inc.
94,000	7.625%, 1/15/25 [1]	102,460
	Novelis Corp.
250,000	6.250%, 8/15/24 [1]	261,250
525,000	5.875%, 9/30/26 [1]	537,469
	Peabody Securities Finance Corp.
50,000	6.000%, 3/31/22 [1]	49,906
125,000	6.375%, 3/31/25 [1]	124,844
	Rain CII Carbon LLC / CII Carbon Corp.
400,000	8.250%, 1/15/21 [1]	414,500
825,000	7.250%, 4/1/25 [1]	818,812
	Teck Resources Ltd.
100,000	8.500%, 6/1/24 [1]	115,625
225,000	6.000%, 8/15/40	227,813
		5,058,860
Paper: 1.2%
	Boise Cascade Co.
165,000	5.625%, 9/1/24 [1]	168,300
	Clearwater Paper Corp.
425,000	4.500%, 2/1/23	414,375
	Louisiana-Pacific Corp.
100,000	4.875%, 9/15/24	100,750
	Mercer International, Inc.
150,000	7.750%, 12/1/22	161,295
150,000	6.500%, 2/1/24 [1]	150,750
		995,470
Publishing/Printing: 0.3%
	Cimpress NV
150,000	7.000%, 4/1/22 [1]	156,000
	LSC Communications, Inc.
100,000	8.750%, 10/15/23 [1]	103,000
		259,000

Restaurants: 1.2%
	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
150,000	5.000%, 6/1/24 [1]	153,563
125,000	5.250%, 6/1/26 [1]	127,500
	Landry’s, Inc.
400,000	6.750%, 10/15/24 [1]	416,000
	New Red Finance, Inc.
325,000	6.000%, 4/1/22 [1]	338,000
		1,035,063
Services: 5.0%
	ADT Corp.
425,000	3.500%, 7/15/22	409,062
200,000	4.125%, 6/15/23	192,000
	AECOM
200,000	5.750%, 10/15/22	210,750
398,000	5.875%, 10/15/24	424,865
175,000	5.125%, 3/15/27 [1]	175,875
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
200,000	6.375%, 4/1/24 [1]	201,250
	CEB, Inc.
125,000	5.625%, 6/15/23 [1]	136,094
	The GEO Group, Inc.
50,000	6.000%, 4/15/26	50,886
	H&E Equipment Services, Inc.
300,000	7.000%, 9/1/22	316,125
	Hertz Corp.
250,000	5.500%, 10/15/24 [1]	218,438
	Iron Mountain, Inc.
350,000	6.000%, 8/15/23	370,125
150,000	5.750%, 8/15/24	153,750
	Mobile Mini, Inc.
50,000	5.875%, 7/1/24	51,750
	Reliance Intermediate Holdings LP
25,000	6.500%, 4/1/23 [1]	26,750
	Ritchie Bros Auctioneers, Inc.
25,000	5.375%, 1/15/25 [1]	25,625
	ServiceMaster Co. LLC
400,000	5.125%, 11/15/24 [1]	411,000
	United Rentals North America, Inc.
825,000	5.875%, 9/15/26	863,156
		4,237,501
Steel: 1.6%
	AK Steel Corp.
250,000	7.000%, 3/15/27	250,155
	ArcelorMittal
175,000	10.600%, 6/1/19	206,517
200,000	6.125%, 6/1/25	223,000
175,000	7.750%, 10/15/39	199,500
	Zekelman Industries, Inc.
400,000	9.875%, 6/15/23 [1]	448,000
		1,327,172

Super Retail: 2.2%
	Asbury Automotive Group, Inc.
200,000	6.000%, 12/15/24	207,500
	Group 1 Automotive, Inc.
500,000	5.250%, 12/15/23 [1]	507,500
	L Brands, Inc.
200,000	5.625%, 10/15/23	210,000
125,000	6.750%, 7/1/36	119,725
	PetSmart, Inc.
400,000	7.125%, 3/15/23 [1]	381,000
	Wolverine World Wide, Inc.
475,000	5.000%, 9/1/26 [1]	447,688
		1,873,413
Technology: 2.9%
	CDW LLC / CDW Finance Corp.
75,000	5.000%, 9/1/25	76,875
	CommScope Technologies LLC
475,000	6.000%, 6/15/25 [1]	499,937
	Equinix, Inc.
475,000	5.875%, 1/15/26	506,469
	Micron Technology, Inc.
600,000	7.500%, 9/15/23 [1]	671,250
	NXP B.V. / NXP Funding LLC
200,000	4.125%, 6/1/21 [1]	208,000
200,000	3.875%, 9/1/22 [1]	205,000
	Western Digital Corp.
275,000	10.500%, 4/1/24	324,844
		2,492,375
Telecommunications: 8.1%
	CenturyLink, Inc.
950,000	5.800%, 3/15/22	983,250
	Frontier Communications Corp.
600,000	11.000%, 9/15/25	586,500
	GCI, Inc.
525,000	6.750%, 6/1/21	540,750
	Hughes Satellite Systems Corp.
225,000	5.250%, 8/1/26 [1]	225,000
75,000	6.625%, 8/1/26 [1]	76,875
	Inmarsat Finance PLC
250,000	4.875%, 5/15/22 [1]	248,750
	Intelsat Jackson Holdings S.A.
250,000	5.500%, 8/1/23	207,500
275,000	8.000%, 2/15/24 [1]	292,187
	Level 3 Financing, Inc.
525,000	5.125%, 5/1/23	538,125
	SBA Communications Corp.
175,000	4.875%, 9/1/24 [1]	173,215
	Sprint Communications, Inc.
175,000	9.000%, 11/15/18 [1]	190,969
375,000	6.000%, 11/15/22	384,375

		Sprint Corp.
925,000		7.875%, 9/15/23	1,026,750
		Telesat Canada / Telesat LLC
200,000		8.875%, 11/15/24 [1]	219,500
		T-Mobile USA, Inc.
50,000		6.000%, 3/1/23	53,515
850,000		6.625%, 4/1/23	909,228
		Zayo Group LLC / Zayo Capital, Inc.
175,000		5.750%, 1/15/27 [1]	185,028
			6,841,517
Utilities: 3.6%
		AES Corp.
216,000		4.055%, 6/1/19 [2]	216,540
375,000		7.375%, 7/1/21	425,625
		Calpine Corp.
200,000		5.375%, 1/15/23	202,760
275,000		5.250%, 6/1/26 [1]	280,500
		Dynegy, Inc.
400,000		6.750%, 11/1/19	413,000
		NRG Energy, Inc.
25,000		6.250%, 7/15/22	25,687
175,000		7.250%, 5/15/26	181,125
350,000		6.625%, 1/15/27 [1]	350,875
		NRG Yield Operating LLC
425,000		5.000%, 9/15/26 [1]	415,437
		Pattern Energy Group, Inc.
175,000		5.875%, 2/1/24 [1]	178,063
		Talen Energy Supply LLC
325,000		4.625%, 7/15/19 [1]	333,125
			3,022,737
TOTAL CORPORATE BONDS
(Cost $77,251,054)			78,070,450

Shares			Value
EXCHANGE TRADED FUNDS: 5.9%
214,125		PowerShares Senior Loan Portfolio	4,980,548
TOTAL EXCHANGE TRADED FUNDS
(Cost $4,977,530)			4,980,548

TOTAL INVESTMENTS IN SECURITIES: 97.9%
(Cost $82,228,584)			83,050,998
Other Assets in Excess of Liabilities: 2.1%			1,831,051
TOTAL NET ASSETS: 100.0%			$84,882,049

	[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At March 31, 2017, the value of these securities amounted to $40,054,120 or 47.2% of net assets.

	[2]	Variable rate security; rate shown is the rate in effect on March 31, 2017.

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows+:

Cost of investments	$82,228,584
Gross unrealized appreciation	1,168,618
Gross unrealized depreciation	(346,204)
Net unrealized appreciation	$822,414

+ Because tax adjustments are calculated annually at the end of the Muzinich U.S. High Yield Corporate Bond Fund’s (the “Fund”) fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at March 31, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017. See the Schedule of Investments for the industry breakout.

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$–	$78,070,450	$–	$78,070,450
Exchange Traded Funds	4,980,548	–	–	4,980,548
Total Investments in Securities	$4,980,548	$78,070,450	$–	$83,050,998

The Fund did not invest in Level 3 securities nor have transfers into or out of Level 1 or Level 2 during the period.

MUZINICH LOW DURATION FUND

SCHEDULE OF INVESTMENTS at March 31, 2017 (Unaudited)

Principal
Amount†		Value
CORPORATE BONDS: 88.6%
Airlines: 1.0%
	American Airlines Group, Inc.
2,600,000	5.500%, 10/1/19 [1]	$2,717,000

Automotive & Auto Parts: 6.8%
	American Axle & Manufacturing, Inc.
2,500,000	6.250%, 3/15/21	2,575,000
	Autodis S.A.
EUR 1,600,000	4.375%, 5/1/22 [2]	1,740,255
	Dongfeng Motor Hong Kong International Co. Ltd.
EUR 3,600,000	1.600%, 10/28/18	3,923,039
	FCA Bank Ireland PLC
EUR 500,000	2.625%, 4/17/19	557,486
EUR 2,500,000	1.250%, 9/23/20	2,703,911
	Ford Motor Credit Co. LLC
4,700,000	2.597%, 11/4/19	4,728,388
	Hyundai Capital America
2,600,000	1.750%, 9/27/19	2,556,965
		18,785,044
Banking: 14.6%
	Bankia S.A.
EUR 600,000	4.000%, 5/22/24 [2]	662,533
	Barclays Bank PLC
GBP 525,000	10.000%, 5/21/21	846,653
3,000,000	7.750%, 4/10/23 [2]	3,159,000
	Commonwealth Bank of Australia
1,000,000	2.300%, 3/12/20	1,002,069
	Credit Agricole S.A.
2,900,000	8.125%, 9/19/33 [2]	3,117,894
	Credit Suisse AG
EUR 3,300,000	5.750%, 9/18/25 [2]	3,951,002
	Deutsche Bank AG
1,200,000	4.250%, 10/14/21 [1]	1,231,108
	Erste Group Bank AG
1,400,000	5.500%, 5/26/25 [2]	1,463,848
	Goldman Sachs Group, Inc.
2,500,000	2.209%, 11/15/21 [2]	2,529,973
	HSBC Holdings PLC
3,000,000	3.400%, 3/8/21	3,069,852
	ING Bank NV
2,000,000	4.125%, 11/21/23 [2]	2,043,750
	Intesa Sanpaolo SpA
2,500,000	3.875%, 1/15/19	2,560,397
1,200,000	6.500%, 2/24/21 [1]	1,326,689
	JPMorgan Chase & Co.
2,000,000	2.273%, 10/24/23 [2]	2,047,678
	Morgan Stanley
3,100,000	2.443%, 10/24/23 [2]	3,168,243
	Societe Generale S.A.
EUR 1,900,000	2.500%, 9/16/26 [2]	2,079,809
	UBS AG
EUR 2,300,000	4.750%, 2/12/26 [2]	2,697,788
	UniCredit SpA
3,100,000	6.375%, 5/2/23 [2]	3,200,102
		40,158,388

Broadcasting: 0.7%
	Entertainment One Ltd.
GBP 1,500,000	6.875%, 12/15/22	2,057,884

Building Materials: 0.3%
	HeidelbergCement Finance Luxembourg S.A.
EUR 569,000	7.500%, 4/3/20	737,331

Cable/Satellite TV: 4.2%
	Altice Financing S.A.
2,450,000	6.500%, 1/15/22 [1]	2,573,700
	Altice Luxembourg S.A.
EUR 2,500,000	7.250%, 5/15/22	2,826,434
	CSC Holdings LLC
1,200,000	6.750%, 11/15/21	1,304,250
	SFR Group S.A.
EUR 400,000	5.375%, 5/15/22	445,674
	United Group B.V.
EUR 1,575,000	7.875%, 11/15/20	1,753,686
	Virgin Media Finance PLC
GBP 2,000,000	7.000%, 4/15/23	2,695,421
		11,599,165
Capital Goods: 2.0%
	Areva Holding S.A.
EUR 200,000	4.375%, 11/6/19	218,896
EUR 2,500,000	3.250%, 9/4/20	2,645,339
	Pentair Finance S.A.
EUR 2,300,000	2.450%, 9/17/19	2,581,909
	Wendel S.A.
EUR 200,000	1.875%, 4/10/20	221,620
		5,667,764
Chemicals: 0.5%
	CNRC Capital Ltd.
EUR 1,100,000	1.871%, 12/7/21	1,178,836
	SPCM S.A.
EUR 250,000	2.875%, 6/15/23	272,040
		1,450,876
Consumer Products: 0.4%
	Newell Brands, Inc.
EUR 1,000,000	3.750%, 10/1/21	1,191,980

Containers: 0.7%
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
1,750,000	5.750%, 10/15/20	1,802,518

Diversified Financial Services: 5.4%
	Alliance Data Systems Corp.
EUR 850,000	4.500%, 3/15/22	932,775
	Arrow Global Finance PLC
EUR 1,200,000	4.750%, 5/1/23 [2]	1,340,971
	Cabot Financial Luxembourg II S.A.
EUR 900,000	5.875%, 11/15/21 [2]	1,000,602
	Fincantieri SpA
EUR 895,000	3.750%, 11/19/18	999,664
	Huarong Finance II Co. Ltd.
2,000,000	3.500%, 1/16/18	2,019,042
400,000	2.750%, 6/3/19	397,705
	Lincoln Finance Ltd.
EUR 2,800,000	6.875%, 4/15/21	3,201,370
	Lock A/S
EUR 700,000	7.000%, 8/15/21	788,767
	Mercury Bondco PLC
EUR 2,700,000	8.250% Cash or 9.000% PIK, 5/30/21	2,973,595
	Nemean Bondco PLC
GBP 1,000,000	6.865%, 2/1/23 [2]	1,240,368
		14,894,859

Diversified Media: 0.2%
	Mediaset SpA
EUR 500,000	5.125%, 1/24/19	576,756

Energy: 7.9%
	Delek & Avner Tamar Bond Ltd.
2,300,000	3.839%, 12/30/18 [1]	2,343,413
	Energy Transfer Partners LP
600,000	4.150%, 10/1/20	623,525
	Gazprom OAO via Gaz Capital S.A.
EUR 2,700,000	3.389%, 3/20/20	3,046,007
	Gulf South Pipeline Co. LP
2,500,000	4.000%, 6/15/22	2,550,877
	Kinder Morgan Energy Partners LP
1,600,000	5.950%, 2/15/18	1,654,922
	Kinder Morgan, Inc.
1,500,000	3.050%, 12/1/19	1,526,197
	Petrobras Global Finance B.V.
850,000	8.375%, 5/23/21	962,200
	Petroleos Mexicanos
EUR 4,400,000	3.750%, 3/15/19	4,930,602
GBP 995,000	8.250%, 6/2/22	1,504,675
	Sabine Pass Liquefaction LLC
2,000,000	5.625%, 2/1/21	2,156,668
	Saipem Finance International B.V.
EUR 500,000	3.000%, 3/8/21	550,540
		21,849,626
Food & Drug Retail: 2.0%
	Iceland Bondco PLC
GBP 2,000,000	4.607%, 7/15/20 [2]	2,518,073
	Walgreens Boots Alliance, Inc.
3,000,000	2.700%, 11/18/19	3,041,946
		5,560,019
Food/Beverage/Tobacco: 3.7%
	Boparan Finance PLC
GBP 700,000	5.250%, 7/15/19	887,470
	Bright Food Singapore Holdings Pte. Ltd.
EUR 770,000	1.625%, 6/3/19	839,449
	Davide Campari-Milano SpA
EUR 2,200,000	2.750%, 9/30/20	2,528,087
	Kraft Heinz Foods Co.
4,300,000	4.875%, 2/15/25	4,599,693
	Philip Morris International, Inc.
1,400,000	1.625%, 2/21/19	1,395,421
		10,250,120
Gaming: 0.6%
	Snaitech SpA
EUR 1,400,000	6.000%, 11/7/21 [2]	1,547,665

Healthcare: 2.5%
	LifePoint Health, Inc.
1,850,000	5.500%, 12/1/21	1,920,531
	Mylan NV
2,200,000	2.500%, 6/7/19	2,211,222
	Teva Pharmaceutical Finance Netherlands II B.V.
EUR 750,000	0.375%, 7/25/20	790,523
	Teva Pharmaceutical Finance Netherlands III B.V.
2,000,000	1.700%, 7/19/19	1,978,302
		6,900,578

Homebuilders/Real Estate: 2.5%
	Akelius Residential Property AB
EUR 225,000	1.500%, 1/23/22	243,701
	NE Property Cooperatief UA
EUR 4,648,000	3.750%, 2/26/21	5,396,322
	SATO Oyj
EUR 1,000,000	2.250%, 9/10/20	1,115,172
		6,755,195
Leisure: 1.5%
	NCL Corp. Ltd.
2,000,000	4.625%, 11/15/20 [1]	2,052,500
	Silk Bidco A/S
EUR 1,800,000	7.500%, 2/1/22	2,071,970
		4,124,470
Metals/Mining: 1.7%
	Glencore Canada Financial Corp.
GBP 705,000	7.375%, 5/27/20	1,032,276
	Glencore Finance Europe S.A.
GBP 2,600,000	6.500%, 2/27/19	3,567,546
		4,599,822
Quasi & Foreign Government: 0.7%
	China Development Bank Corp.
EUR 1,700,000	0.125%, 1/24/20	1,807,124

Railroads: 1.7%
	Eastern Creation II Investment Holdings Ltd.
2,002,000	2.625%, 11/20/17	2,006,298
EUR 2,400,000	1.500%, 7/29/19	2,617,556
		4,623,854
Restaurants: 0.5%
	Pizzaexpress Financing 2 PLC
GBP 1,125,000	6.625%, 8/1/21	1,451,774

Services: 2.5%
	Carlson Travel, Inc.
EUR 225,000	4.750%, 6/15/23 [2]	240,482
	Cognita Financing PLC
GBP 2,000,000	7.750%, 8/15/21	2,656,142
	Iron Mountain Europe PLC
GBP 1,000,000	6.125%, 9/15/22	1,333,083
	Loxam SAS
EUR 525,000	3.500%, 4/15/22	566,232
	Manutencoop Facility Management SpA
EUR 575,000	8.500%, 8/1/20	621,080
	Thomas Cook Group PLC
EUR 1,275,000	6.250%, 6/15/22	1,463,432
		6,880,451
Steel: 3.2%
	ArcelorMittal
3,000,000	6.250%, 3/1/21	3,255,000
	Bao-trans Enterprises Ltd.
EUR 3,300,000	1.625%, 2/23/18	3,561,798
	Shougang Corp.
2,000,000	3.375%, 12/9/19	2,006,490
		8,823,288
Super Retail: 1.3%
	AA Bond Co. Ltd.
GBP 2,807,000	2.875%, 1/31/22	3,583,844

Technology: 3.1%
	Alibaba Group Holding Ltd.
1,000,000	2.500%, 11/28/19	1,005,470
	Baidu, Inc.
800,000	3.250%, 8/6/18	812,341
2,500,000	2.750%, 6/9/19	2,532,685
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
1,050,000	2.375%, 1/15/20 [1]	1,050,574
	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
3,200,000	3.480%, 6/1/19 [1]	3,280,778
		8,681,848
Telecommunications: 9.7%
	America Movil SAB de CV
EUR 2,500,000	4.125%, 10/25/19	2,929,167
	Bharti Airtel International Netherlands B.V.
EUR 3,000,000	4.000%, 12/10/18	3,407,636
	Firstgroup PLC
GBP 2,000,000	8.125%, 9/19/18	2,752,217
	Heathrow Funding Ltd.
GBP 1,100,000	6.250%, 9/10/18	1,479,157
	HPHT Finance 15 Ltd.
2,200,000	2.250%, 3/17/18	2,199,204
	Matterhorn Telecom S.A.
EUR 675,000	3.250%, 2/1/23 [2]	717,392
	Naviera Armas S.A.
EUR 200,000	6.500%, 7/31/23 [2]	225,240
	Sprint Communications, Inc.
2,850,000	9.000%, 11/15/18 [1]	3,110,063
	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
2,300,000	3.360%, 9/20/21 [1]	2,300,000
	TalkTalk Telecom Group PLC
GBP 1,200,000	5.375%, 1/15/22	1,537,305
	Telecom Italia SpA
GBP 2,300,000	6.375%, 6/24/19	3,153,537
	Telefonica Emisiones S.A.U.
GBP 1,300,000	5.375%, 2/2/18	1,688,103
	Wind Acquisition Finance S.A.
EUR 1,200,000	4.000%, 7/15/20	1,302,624
		26,801,645
Utilities: 6.7%
	Beijing Energy Investment Holdings Ltd.
EUR 800,000	1.500%, 7/28/18	861,371
	Dynegy, Inc.
1,000,000	6.750%, 11/1/19	1,032,500
	EDP Finance B.V.
2,400,000	4.900%, 10/1/19 [1]	2,523,576
	EP Energy A/S
EUR 3,400,000	5.875%, 11/1/19	4,097,592
	Israel Electric Corp. Ltd.
500,000	5.625%, 6/21/18	520,500
2,400,000	7.250%, 1/15/19	2,601,113
	Origin Energy Finance Ltd.
EUR 3,000,000	2.875%, 10/11/19	3,416,725
	Senvion Holding GmbH
EUR 2,300,000	6.625%, 11/15/20	2,533,084
	Vestas Wind Systems A/S
EUR 700,000	2.750%, 3/11/22	794,988
		18,381,449
TOTAL CORPORATE BONDS
(Cost $243,466,328)		244,262,337

BANK LOANS: 7.2%
Aerospace/Defense: 1.2%
	Swissport International AG
3,000,000	6.250%, 12/3/21 [2,3,4,5]	3,258,753
Cable/Satellite TV: 1.2%

	Altice Financing S.A.
2,000,000	4.000%, 7/24/23 [2,3,4,5]	2,140,540
	Ziggo B.V.
1,000,000	3.000%, 4/15/25 [2,3,4,5]	1,068,025
		3,208,565
Capital Goods: 0.9%
	SLV Holding GmbH
1,000,000	4.250%, 12/13/23 [2,3]	1,076,804
	Wittur Holding GmbH
1,320,000	6.000%, 3/31/22 [2,3,4,5]	1,401,513
		2,478,317
Consumer Products: 0.4%
	Coty, Inc.
997,494	2.750%, 10/27/22 [2,3]	1,073,941
Diversified Financial Services: 0.4%
	Park Resorts
1,000,000	4.507%, 2/9/24 [2,3]	1,271,108
Energy: 1.0%
	MRH (GB) Ltd.
2,500,000	4.000%, 12/1/23 [2,3]	2,707,013
Services: 0.4%
	Verisure Holding AB
1,000,000	3.000%, 10/10/22 [2,3,4,5]	1,071,855
Technology: 0.4%
	Equinix, Inc.
1,000,000	3.250%, 12/7/23 [2,3,4,5]	1,079,562
Telecommunications: 1.3%
	Eircom Holdings (Ireland) Ltd.
2,000,000	4.000%, 5/31/22 [2,3,4,5]	2,132,465
1,364,405	3.250%, 3/15/24 [2,3,4,5]	1,454,773
		3,587,238
TOTAL BANK LOANS
(Cost $19,543,035)		19,736,352

TOTAL INVESTMENTS IN SECURITIES: 95.8%
(Cost $263,009,363)		263,998,689
Other Assets in Excess of Liabilities: 4.2%		11,480,818
TOTAL NET ASSETS: 100.0%		$275,479,507

†	In U.S. Dollars unless otherwise indicated.
EUR	Euro
GBP	Great Britain Pound
PIK	Payment in Kind
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At March 31, 2017 the value of these securities amounted to $24,509,401 or 8.9% of net assets.

[2]	Variable rate security; rate shown is the rate in effect on March 31, 2017.
[3]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium.  All loans carry a variable rate of interest.  These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate.  Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly.  Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election.  The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[4]	All or portion of the loan is unfunded.
[5]	Denotes investments purchased on a when-issued or delayed delivery basis.

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows+:

Cost of investments		$263,009,363
Gross unrealized appreciation		2,202,649
Gross unrealized depreciation		(1,213,323)
Net unrealized appreciation		$989,326

+Because tax adjustments are calculated annually at the end of the Muzinich Low Duration Fund’s (the “Fund”) fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at March 31, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017. See the Schedule of Investments for the industry breakout.

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$–	$244,262,337	$–	$244,262,337
Bank Loans	–	19,736,352	–	19,736,352
Total Investments in Securities	$–	$263,998,689	$–	$263,998,689

Liabilities:
Forward Foreign Currency Exchange Contracts	$–	$763,106	$–	$763,106

The Fund did not invest in Level 3 securities nor have transfers into or out of Level 1 or Level 2 during the period.

The Fund has adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting by enabling investors to understand how and why the Fund uses forward contracts (a type of derivative), how they are accounted for, and how they affect an entity’s results of operations and financial position. The Fund may use derivatives in various ways.  The Fund may, but is not required to, use derivatives for risk management purposes or as part of its investment strategies.  Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index.  The Fund may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

The Fund’s average notional value of forward foreign currency contracts outstanding during the three months ended March 31, 2017, was $149,476,941.
The average notional amount is calculated by the dollar value of open contracts at the end of the previous fiscal year and at each quarter end in the current fiscal year.  The notional amount for forward foreign currency exchange contracts is calculated based on the currency being sold converted to U.S. dollars at each of the time periods noted above.  The table below shows the effects of derivative instruments on the financial statements.

The Fund had an average of 3 forward foreign currency exchange contracts open during the three months ended March 31, 2017. The table below lists the contracts outstanding as of March 31, 2017.

Schedule of Forward Foreign Currency Exchange Contracts at March 31, 2017 (Unaudited)

						Unrealized
	Settlement	Currency	U.S. Dollar Value at	Currency	U.S. Dollar Value at	Appreciation
Counterparty	Date	to be Delivered	March 31, 2017	to be Received	March 31, 2017	(Depreciation)
BANK OF NEW YORK	4/28/17	EUR 56,000,000	$ 59,815,917	$ 59,946,964	$ 59,946,964	$ 131,047

BANK OF NEW YORK	4/28/17	GBP 30,000,000	37,611,742	36,691,162	36,691,162	(920,580)

BANK OF NEW YORK	6/13/17	EUR 56,000,000	59,954,798	59,981,225	59,981,225	26,427

			$ 157,382,457	$ 156,619,351	$ 156,619,351	$ (763,106)

Fair values of derivative instruments as of March 31, 2017 (Unaudited)

	Asset Derivatives as of March 31, 2017		Liability Derivatives as of March 31, 2017

Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Forward Foreign Currency Exchange Contracts	None	$ -	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$ 763,106

		$ -		$ 763,106

The Fund is subject to various netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of March 31, 2017:

Description	Gross Amounts	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts Presented in the Statements of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged (Received)	Net Amount
Liabilities
Forward foreign currency exchange contracts	$ 763,106	$ -	$ 763,106	$ -	$ -	$ 763,106
Total	$ 763,106	$ -	$ 763,106	$ -	$ -	$ 763,106

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*       /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date       5/26/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date       5/26/2017

By (Signature and Title)*        /s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date       5/26/2017
* Print the name and title of each signing officer under his or her signature.